Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Parent Company Statements of Cash Flow - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	$ (1,177)
Cash flows used in investing activities	(6,000)
Cash flows provided by financing activities	9,202
Net increase in cash	2,025
Cash at beginning of year
Cash at end of year	$ 2,025